Issued capital and share premium (Tables)	12 Months Ended
Dec. 31, 2021
Issued capital and share premium
Schedule of share capital and share premium

	Total shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2020	–	–	–
Share issuance	603	7	5,992
At December 31, 2021	603	7	5,992